SUBSEQUENT EVENT (Details Narrative) - USD ($) $ in Thousands						9 Months Ended		12 Months Ended
	Mar. 11, 2025	Jan. 11, 2024	Dec. 15, 2023	Dec. 08, 2023	Jul. 14, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 20, 2025
Subsequent Event [Line Items]
Convertible notes, net									$ 6,773
Proceeds received from the convertible notes financing		$ 1,405	$ 7,788		$ 8,715		$ 1,405	$ 1,405	$ 16,503
Convertible Debt [Member]
Subsequent Event [Line Items]
Convertible notes, net	$ 1,500			$ 1,500						$ 800
Aggregate principal amount				$ 1,500
Debt maturity date	Jun. 15, 2025			Jan. 08, 2024
Proceeds received from the convertible notes financing	$ 5,000
Accrued interest rate	5.00%			6.00%
Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible notes, net	$ 1,500
Aggregate principal amount	$ 1,500
Debt maturity date	Jun. 15, 2025
Proceeds received from the convertible notes financing	$ 5,000
Accrued interest rate	5.00%